Schedule H, Line 4i - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
EIN: 38-2799573
Plan Number: 003

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value		(d) Cost	(e) Current Value

	Money market fund
*	Vanguard Federal Money Market Fund	42,422,450	shares	**	$42,422,450

	Mutual funds
	Baird Core Plus Bond Fund; Institutional Class	2,944,055	shares	**	30,353,209
	MFS Int'l Growth Fund; Class R6	274,720	shares	**	13,043,741
	Neuberger Berman Genesis Fund; Class R6	466,766	shares	**	25,084,021
*	Vanguard Equity Income Fund Admiral Shares	625,766	shares	**	58,139,968
*	Vanguard Extended Market Index Fund: Inst'l Shares	185,638	shares	**	29,444,046
*	Vanguard Inflation-Protected Securities Fund; Inst'l Shares	703,938	shares	**	6,588,869
*	Vanguard Institutional Index Fund Inst'l Plus Shares	221,611	shares	**	122,344,966
*	Vanguard Total Bond Market Index Fund; Inst'l Shares	2,767,399	shares	**	27,037,492
*	Vanguard Total International Stock Index Fund; Inst'l Shares	234,716	shares	**	38,045,263
	American Funds Capital World Bond Fund; Class R6	165,466	shares	**	2,712,001
	Total mutual funds				352,793,576

	Common collective trusts
	Harbor Capital Appreciation CIT; Class 4	4,291,392	shares	**	87,587,328
	Schroder International Multi-Cap Equity Trust; Class 1	967,460	shares	**	22,551,501
*	Vanguard Target Retirement 2020 Trust I	137,370	shares	**	11,657,285
*	Vanguard Target Retirement 2025 Trust I	435,574	shares	**	40,077,216
*	Vanguard Target Retirement 2030 Trust I	883,570	shares	**	86,483,875
*	Vanguard Target Retirement 2035 Trust I	1,083,600	shares	**	113,908,066
*	Vanguard Target Retirement 2040 Trust I	806,114	shares	**	91,743,886
*	Vanguard Target Retirement 2045 Trust I	787,348	shares	**	94,300,780
*	Vanguard Target Retirement 2050 Trust I	622,622	shares	**	77,055,772
*	Vanguard Target Retirement 2055 Trust I	367,180	shares	**	55,414,872
*	Vanguard Target Retirement 2060 Trust I	320,190	shares	**	25,397,507
*	Vanguard Target Retirement 2065 Trust I	239,529	shares	**	11,684,269
*	Vanguard Target Retirement 2070 Trust I	59,644	shares	**	1,773,826
*	Vanguard Target Retirement Income Trust I	97,373	shares	**	7,369,200
	Total common collective trusts				727,005,383

	Common stock
*	Perrigo Company plc ordinary shares	333,874	shares	**	4,647,526
	Total investments				1,126,868,935

*	Participant loans***	Various maturity dates, with interest rates ranging from 4.25% to 9.50%; collateralized by participant account balances		—	9,873,961

	Total				$1,136,742,896

* A party-in-interest as defined by ERISA.
** The cost of participant-directed investments is not required to be disclosed.
*** Inclusive of outstanding deemed distributions.